UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08599

DWS Equity Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2008 (Unaudited)

DWS Disciplined Market Neutral Fund

	Shares	Value ($)

Long Positions 108.0%
Common Stocks 101.2%
Consumer Discretionary 17.8%
Auto Components 0.7%
TRW Automotive Holdings Corp.* (a)	116,300	414,028
WABCO Holdings, Inc. (a)	32,300	479,978

		894,006
Diversified Consumer Services 0.0%
H&R Block, Inc. (a)	1,100	21,043
Hotels Restaurants & Leisure 3.0%
Brinker International, Inc. (a)	217,200	1,442,208

McDonald's Corp. (a)	19,000	1,116,250
Panera Bread Co. "A"* (a)	30,100	1,337,644

		3,896,102
Household Durables 2.1%
Centex Corp. (a)	220,600	2,020,696
Harman International Industries, Inc. (a)	51,500	775,075

		2,795,771
Leisure Equipment & Products 0.9%
Hasbro, Inc. (a)	44,300	1,187,240
Media 2.9%
Comcast Corp. "A" (a)	55,400	960,636
DISH Network Corp. "A"* (a)	74,100	821,028
Interpublic Group of Companies, Inc.* (a)	108,000	441,720
Liberty Media Corp. - Entertainment "A"* (a)	109,100	1,295,017
Morningstar, Inc.* (a)	7,000	225,400

		3,743,801
Specialty Retail 7.1%
AnnTaylor Stores Corp.* (a)	103,200	463,368
AutoZone, Inc.* (a)	13,100	1,430,782
Barnes & Noble, Inc. (a)	21,200	334,536
Best Buy Co., Inc. (a)	65,100	1,348,221
Foot Locker, Inc. (a)	213,100	1,434,163
Guess?, Inc. (a)	111,800	1,479,114
RadioShack Corp. (a)	108,700	1,070,695
Ross Stores, Inc. (a)	31,700	840,050
The Gap, Inc. (a)	75,400	981,708

		9,382,637
Textiles, Apparel & Luxury Goods 1.1%
Phillips-Van Heusen Corp. (a)	84,400	1,471,936
Consumer Staples 6.7%
Beverages 0.8%
Coca-Cola Enterprises, Inc. (a)	52,800	484,704
Pepsi Bottling Group, Inc. (a)	33,100	598,779

		1,083,483
Food & Staples Retailing 2.2%
Kroger Co. (a)	45,100	1,247,466
SUPERVALU, Inc. (a)	26,700	317,997
Sysco Corp. (a)	54,700	1,282,715

		2,848,178
Food Products 2.4%
Bunge Ltd. (a)	39,100	1,660,186
Dean Foods Co.* (a)	105,700	1,538,992

		3,199,178
Personal Products 1.3%
Alberto-Culver Co. (a)	14,500	311,315
Herbalife Ltd. (a)	79,500	1,413,510

		1,724,825
Energy 11.6%
Energy Equipment & Services 1.1%
Oil States International, Inc.* (a)	66,800	1,430,856
Oil, Gas & Consumable Fuels 10.5%
Alpha Natural Resources, Inc.* (a)	69,400	1,539,986

Arch Coal, Inc. (a)	81,300	1,250,394
Cimarex Energy Co. (a)	31,100	882,307
El Paso Corp. (a)	22,500	166,275
Encore Acquisition Co.* (a)	42,500	1,123,700
Frontline Ltd. (a)	42,900	1,267,266
Mariner Energy, Inc.* (a)	128,500	1,412,215
Massey Energy Co. (a)	99,800	1,558,876
Southwestern Energy Co.* (a)	45,500	1,563,835
W&T Offshore, Inc. (a)	26,700	373,800
Walter Industries, Inc. (a)	80,200	1,462,848
Whiting Petroleum Corp.* (a)	30,000	1,149,000

		13,750,502
Financials 13.2%
Capital Markets 1.3%
Ameriprise Financial, Inc.	30,700	566,722
Lazard Ltd. "A" (a)	12,500	390,750
TD Ameritrade Holding Corp.* (a)	54,000	718,200

		1,675,672
Commercial Banks 2.3%
PNC Financial Services Group, Inc. (a)	27,900	1,472,283
Wells Fargo & Co. (a)	55,800	1,612,062

		3,084,345
Diversified Financial Services 4.0%
Bank of America Corp. (a)	106,000	1,722,500
CME Group, Inc. (a)	3,200	678,240
JPMorgan Chase & Co. (a)	41,700	1,320,222
The NASDAQ OMX Group, Inc.* (a)	72,200	1,552,300

		5,273,262
Insurance 4.7%
Allied World Assurance Co. Holdings Ltd. (a)	20,000	707,200
First American Corp. (a)	80,000	1,921,600
Hartford Financial Services Group, Inc.	95,000	802,750
Prudential Financial, Inc. (a)	37,500	813,750
Reinsurance Group of America, Inc.	15,300	621,180
Unum Group (a)	85,900	1,279,910

		6,146,390
Thrifts & Mortgage Finance 0.9%
Hudson City Bancorp., Inc. (a)	68,800	1,149,648
Health Care 11.1%
Biotechnology 1.6%
Celgene Corp.* (a)	25,600	1,333,760
Gilead Sciences, Inc.* (a)	16,900	756,951

		2,090,711
Health Care Equipment & Supplies 2.9%
Baxter International, Inc. (a)	23,700	1,253,730
Becton, Dickinson & Co. (a)	19,900	1,264,247
Varian Medical Systems, Inc.* (a)	30,500	1,230,980

		3,748,957
Health Care Providers & Services 5.1%
Community Health Systems, Inc.* (a)	107,100	1,398,726
Express Scripts, Inc.* (a)	24,800	1,426,248
Humana, Inc.* (a)	49,500	1,496,385

LifePoint Hospitals, Inc.* (a)	52,300	1,049,138
Universal Health Services, Inc. "B" (a)	37,400	1,389,410

		6,759,907
Life Sciences Tools & Services 0.4%
Charles River Laboratories International, Inc.* (a)	21,500	490,200
Pharmaceuticals 1.1%
Perrigo Co. (a)	42,900	1,476,189
Industrials 18.4%
Aerospace & Defense 0.8%
L-3 Communications Holdings, Inc. (a)	16,500	1,108,305
Airlines 0.7%
Southwest Airlines Co. (a)	104,900	907,385
Building Products 0.9%
Lennox International, Inc. (a)	40,500	1,119,420
Commercial Services & Supplies 1.0%
The Brink's Co. (a)	62,400	1,358,448
Construction & Engineering 1.0%
Fluor Corp. (a)	15,400	701,316
Foster Wheeler Ltd.* (a)	29,400	654,444

		1,355,760
Machinery 6.3%
Cummins, Inc. (a)	4,500	115,110
Flowserve Corp. (a)	30,000	1,509,900
Gardner Denver, Inc.* (a)	27,700	685,575
Joy Global, Inc. (a)	69,300	1,613,997
Kennametal, Inc. (a)	46,200	863,940
Manitowoc Co., Inc. (a)	132,200	1,041,736
Timken Co. (a)	44,900	651,499
Trinity Industries, Inc. (a)	118,200	1,757,634

		8,239,391
Marine 0.5%
Kirby Corp.* (a)	27,300	694,239
Professional Services 0.7%
Manpower, Inc. (a)	27,700	871,996
Road & Rail 5.1%
Burlington Northern Santa Fe Corp. (a)	16,600	1,271,726
CSX Corp. (a)	36,100	1,344,364
Norfolk Southern Corp. (a)	26,700	1,320,849
Ryder System, Inc. (a)	39,700	1,425,627
Union Pacific Corp. (a)	25,600	1,281,024

		6,643,590
Trading Companies & Distributors 1.4%
United Rentals, Inc.* (a)	136,900	1,104,783
WESCO International, Inc.* (a)	47,900	708,441

		1,813,224
Information Technology 14.7%
Communications Equipment 1.1%
Brocade Communications Systems, Inc.* (a)	446,000	1,436,120
Computers & Peripherals 3.2%
NCR Corp.* (a)	91,200	1,384,416
QLogic Corp.* (a)	132,800	1,410,336

Western Digital Corp.* (a)	117,100	1,428,620

		4,223,372
Electronic Equipment, Instruments & Components 3.4%
Arrow Electronics, Inc.* (a)	33,200	458,160
Avnet, Inc.* (a)	94,900	1,351,376
Ingram Micro, Inc. "A"* (a)	107,800	1,161,006
Jabil Circuit, Inc. (a)	225,600	1,484,448

		4,454,990
IT Services 5.4%
Alliance Data Systems Corp.* (a)	31,600	1,368,596
Broadridge Financial Solutions, Inc. (a)	121,200	1,381,680
Computer Sciences Corp.* (a)	27,200	757,792
Hewitt Associates, Inc. "A"* (a)	32,300	923,134
Lender Processing Services, Inc. (a)	15,500	341,930
SAIC, Inc.* (a)	64,800	1,153,440
Western Union Co. (a)	90,000	1,194,300

		7,120,872
Semiconductors & Semiconductor Equipment 0.8%
Linear Technology Corp. (a)	49,100	979,545
Software 0.8%
Autodesk, Inc.*	25,900	429,681
Compuware Corp.* (a)	93,900	596,265

		1,025,946
Materials 5.4%
Chemicals 4.0%
Ashland, Inc. (a)	111,500	1,064,825
CF Industries Holdings, Inc. (a)	2,900	152,627
Eastman Chemical Co. (a)	34,900	1,148,210
Terra Industries, Inc. (a)	92,200	1,356,262
The Mosaic Co. (a)	48,700	1,478,045

		5,199,969
Metals & Mining 1.4%
Century Aluminum Co.* (a)	234,700	1,912,805
Telecommunication Services 1.7%
Diversified Telecommunication Services 1.1%
Windstream Corp. (a)	167,100	1,480,506
Wireless Telecommunication Services 0.6%
United States Cellular Corp.* (a)	18,100	713,683
Utilities 0.6%
Independent Power Producers & Energy Traders 0.4%
AES Corp.* (a)	63,200	486,008
Multi-Utilities 0.2%
TECO Energy, Inc. (a)	26,700	347,100

Total Common Stocks (Cost $152,697,823)		132,817,513
Cash Equivalents 6.8%
Cash Management QP Trust, 2.01% (b) (Cost $8,957,145)	8,957,145	8,957,145

	% of Net Assets	Value ($)

Total Long Positions (Cost $161,654,968) †	108.0	141,774,658
Other Assets and Liabilities, Net	92.6	121,516,941
Securities Sold Short	(100.6)	(132,039,396)

Net Assets	100.0	131,252,203
†

The cost for federal income tax purposes was $162,307,308. At November 30, 2008, net unrealized depreciation for all securities based on tax cost was $20,532,650. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $6,703,168 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $27,235,818.

	Shares	Value ($)

Common Stocks Sold Short 100.6%
Consumer Discretionary 15.7%
Auto Components 1.0%
BorgWarner, Inc.	4,900	115,934
Gentex Corp.	49,400	433,238
Goodyear Tire & Rubber Co.	115,200	740,736

		1,289,908
Distributors 1.1%
LKQ Corp.	134,000	1,396,280
Hotels Restaurants & Leisure 1.1%
Boyd Gaming Corp.	156,000	686,400
Choice Hotels International, Inc.	31,400	788,454

		1,474,854
Household Durables 2.6%
D.R. Horton, Inc.	25,800	177,246
Lennar Corp. "A"	188,100	1,337,391
Newell Rubbermaid, Inc.	120,400	1,608,544
The Stanley Works	7,300	232,067

		3,355,248
Media 3.4%
Gannett Co., Inc.	132,700	1,155,817
Viacom, Inc. "B"	68,600	1,092,112
Walt Disney Co.	57,500	1,294,900
Washington Post Co. "B"	2,300	910,570

		4,453,399
Multiline Retail 1.1%
Target Corp.	42,700	1,441,552
Specialty Retail 4.6%
Home Depot, Inc.	64,100	1,481,351
O'Reilly Automotive, Inc.	47,100	1,227,897
OfficeMax, Inc.	144,600	788,070
Staples, Inc.	77,700	1,348,872
Tiffany & Co.	62,400	1,234,896

		6,081,086
Textiles, Apparel & Luxury Goods 0.8%
NIKE, Inc. "B"	20,000	1,065,000
Consumer Staples 7.2%
Beverages 0.7%
Central European Distribution Corp.	39,800	940,872
Food & Staples Retailing 2.0%
CVS Caremark Corp.	46,100	1,333,673

Walgreen Co.	52,500	1,298,850

		2,632,523
Food Products 2.4%
Archer-Daniels-Midland Co.	67,800	1,856,364
Tyson Foods, Inc. "A"	185,700	1,246,047

		3,102,411
Household Products 1.2%
Energizer Holdings, Inc.	36,500	1,584,830
Tobacco 0.9%
Lorillard, Inc.	19,900	1,202,557
Energy 7.3%
Energy Equipment & Services 2.5%
Atwood Oceanics, Inc.	22,400	405,440
Hercules Offshore, Inc.	240,800	1,401,456
Weatherford International Ltd.	118,200	1,509,414

		3,316,310
Oil, Gas & Consumable Fuels 4.8%
Frontier Oil Corp.	68,000	811,920
Overseas Shipholding Group, Inc.	5,600	207,536
Petrohawk Energy Corp.	90,900	1,588,023
Quicksilver Resources, Inc.	28,400	176,932
Range Resources Corp.	38,100	1,580,007
Valero Energy Corp.	22,000	403,700
XTO Energy, Inc.	40,000	1,529,600

		6,297,718
Financials 11.0%
Capital Markets 3.7%
Franklin Resources, Inc.	6,500	394,875
Janus Capital Group, Inc.	188,400	1,535,460
Legg Mason, Inc.	86,600	1,560,532
Morgan Stanley	88,300	1,302,425

		4,793,292
Commercial Banks 2.0%
KeyCorp	122,100	1,145,298
Regions Financial Corp.	121,700	1,240,123
Synovus Financial Corp.	33,000	274,560

		2,659,981
Consumer Finance 1.5%
American Express Co.	32,000	745,920
Capital One Financial Corp.	35,300	1,214,673

		1,960,593
Diversified Financial Services 1.0%
Moody's Corp.	62,100	1,348,191
Insurance 2.0%
Cincinnati Financial Corp.	38,500	1,125,740
PartnerRe Ltd.	11,900	832,524
White Mountains Insurance Group Ltd.	2,500	675,000

		2,633,264
Thrifts & Mortgage Finance 0.8%
People's United Financial, Inc.	56,400	1,075,548

Health Care 12.2%
Biotechnology 4.0%
Amylin Pharmaceuticals, Inc.	200,900	1,488,669
BioMarin Pharmaceutical, Inc.	82,300	1,401,569
Genentech, Inc.	15,500	1,187,300
Genzyme Corp.	18,500	1,184,370

		5,261,908
Health Care Equipment & Supplies 4.1%
Hologic, Inc.	106,100	1,491,766
Inverness Medical Innovations, Inc.	67,800	1,191,246
ResMed, Inc.	22,600	821,284
Teleflex, Inc.	24,000	1,137,120
The Cooper Companies, Inc.	57,100	765,140

		5,406,556
Health Care Providers & Services 2.1%
Health Net, Inc.	35,300	318,053
Medco Health Solutions, Inc.	32,600	1,369,200
Quest Diagnostics, Inc.	10,500	488,985
VCA Antech, Inc.	32,300	615,315

		2,791,553
Life Sciences Tools & Services 0.9%
Illumina, Inc.	50,400	1,109,304
Pharmaceuticals 1.1%
Allergan, Inc.	17,700	666,936
Endo Pharmaceuticals Holdings, Inc.	32,700	719,073

		1,386,009
Industrials 17.7%
Aerospace & Defense 0.4%
Boeing Co.	12,400	528,612
Air Freight & Logistics 2.7%
Expeditors International of Washington, Inc.	44,100	1,474,263
FedEx Corp.	19,900	1,405,935
UTI Worldwide, Inc.	67,900	727,888

		3,608,086
Airlines 1.9%
AMR Corp.	179,300	1,574,254
Continental Airlines, Inc. "B"	58,600	860,248

		2,434,502
Building Products 0.8%
Masco Corp.	104,800	1,003,984
Commercial Services & Supplies 2.4%
Corrections Corp. of America	74,800	1,353,132
Iron Mountain, Inc.	48,200	1,047,386
Stericycle, Inc.	14,200	813,660

		3,214,178
Construction & Engineering 0.9%
Quanta Services, Inc.	73,800	1,199,988
Electrical Equipment 0.0%
SunPower Corp. "B"	1	26
Industrial Conglomerates 2.4%
General Electric Co.	86,600	1,486,922
McDermott International, Inc.	164,800	1,606,800

		3,093,722

Machinery 4.1%
Danaher Corp.	17,000	945,880
Eaton Corp.	29,100	1,348,494
Illinois Tool Works, Inc.	10,600	361,672
Ingersoll-Rand Co., Ltd. "A"	81,500	1,277,920
PACCAR, Inc.	50,100	1,396,287

		5,330,253
Professional Services 1.3%
Equifax, Inc.	14,300	363,935
Robert Half International, Inc.	66,500	1,389,185

		1,753,120
Road & Rail 0.8%
Con-way, Inc.	38,300	1,071,251
Information Technology 17.5%
Communications Equipment 4.1%
ADC Telecommunications, Inc.	135,800	965,538
Ciena Corp.	52,400	387,760
Motorola, Inc.	310,800	1,339,548
QUALCOMM, Inc.	40,300	1,352,871
Tellabs, Inc.	316,300	1,318,971

		5,364,688
Computers & Peripherals 1.0%
NetApp, Inc.	97,200	1,312,200
Electronic Equipment, Instruments & Components 1.4%
AVX Corp.	24,400	213,256
Dolby Laboratories, Inc. "A"	26,300	784,266
Tyco Electronics Ltd.	49,100	809,168

		1,806,690
IT Services 4.4%
Cognizant Technology Solutions Corp. "A"	75,500	1,449,600
DST Systems, Inc.	31,200	1,179,672
Fidelity National Information Services, Inc.	97,200	1,669,896
Fiserv, Inc.	40,400	1,379,256
NeuStar, Inc. "A"	3,200	61,280

		5,739,704
Semiconductors & Semiconductor Equipment 4.2%
KLA-Tencor Corp.	18,600	349,866
Lam Research Corp.	68,200	1,377,640
Novellus Systems, Inc.	13,100	162,309
NVIDIA Corp.	190,500	1,423,035
Rambus, Inc.	221,400	2,282,634

		5,595,484
Software 2.4%
Citrix Systems, Inc.	55,500	1,479,630
Novell, Inc.	210,000	955,500
Nuance Communications, Inc.	73,800	677,484

		3,112,614
Materials 8.3%
Chemicals 1.1%
Cabot Corp.	33,800	699,322
Scotts Miracle-Gro Co. "A"	24,600	796,056

		1,495,378

Construction Materials 1.2%
Eagle Materials, Inc.	73,800	1,549,800
Metals & Mining 4.9%
Alcoa, Inc.	144,000	1,549,440
Commercial Metals Co.	159,700	1,913,206
Freeport-McMoRan Copper & Gold, Inc.	62,900	1,508,971
Nucor Corp.	41,900	1,494,992

		6,466,609
Paper & Forest Products 1.1%
Weyerhaeuser Co.	38,400	1,444,608
Telecommunication Services 0.4%
Wireless Telecommunication Services
Crown Castle International Corp.	38,600	543,102
Utilities 3.3%
Gas Utilities 1.1%
Equitable Resources, Inc.	44,500	1,484,965
Independent Power Producers & Energy Traders 1.1%
Mirant Corp.	80,800	1,391,376
Water Utilities 1.1%
Aqua America, Inc.	66,100	1,433,709

Total Common Stocks Sold Short (Proceeds $146,906,268)		132,039,396

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
(a)	All or a portion of these securities are pledged as collateral for short sales.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Investments Sold Short
Level 1	$ 141,774,658	$ 132,039,396
Level 2	-	-
Level 3	-	-
Total	$ 141,774,658	$ 132,039,396

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                                DWS Disciplined Market Neutral Fund, a series of DWS Equity Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        January 14, 2009